UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC. - USAA GROWTH & INCOME FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2004

[LOGO OF USAA]
    USAA(R)

                     USAA GROWTH &
                            INCOME Fund

                               [GRAPHIC OF GROWTH & INCOME FUND]

              1st Quarter Portfolio Of Investments

--------------------------------------------------------------------------------
      OCTOBER 31, 2004

                                                                      (Form N-Q)
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                   of INVESTMENTS

USAA GROWTH & INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                             MARKET
    NUMBER                                                                    VALUE
 OF SHARES     SECURITY                                                       (000)
-----------------------------------------------------------------------------------
               EQUITY SECURITIES (98.1%)

               COMMON STOCKS (95.8%)
               ---------------------
               ADVERTISING (0.4%)
   101,600     Lamar Advertising Co.*                                    $    4,208
                                                                         ----------
               AEROSPACE & DEFENSE (4.4%)
   115,300     Engineered Support Systems, Inc.                               5,539
   116,200     General Dynamics Corp.                                        11,866
   173,200     Precision Castparts Corp.                                     10,392
   197,900     Rockwell Collins, Inc.                                         7,020
   171,100     United Technologies Corp.                                     15,881
                                                                         ----------
                                                                             50,698
                                                                         ----------
               AIR FREIGHT & LOGISTICS (1.1%)
   134,100     FedEx Corp.                                                   12,219
                                                                         ----------
               ALUMINUM (1.1%)
   389,300     Alcoa, Inc.                                                   12,652
                                                                         ----------
               APPAREL, ACCESSORIES, & LUXURY GOODS (1.1%)
    31,700     Coach, Inc.*                                                   1,478
   117,100     Columbia Sportswear Co.*                                       7,068
   101,500     Liz Claiborne, Inc.                                            4,150
                                                                         ----------
                                                                             12,696
                                                                         ----------
               APPAREL RETAIL (1.3%)
    38,000     Chico's FAS, Inc.*(b)                                          1,521
   392,000     Gap, Inc.                                                      7,832
   245,950     Pacific Sunwear of California, Inc.*                           5,765
                                                                         ----------
                                                                             15,118
                                                                         ----------
               APPLICATION SOFTWARE (0.2%)
   227,400     Cadence Design Systems, Inc.*                                  2,829
                                                                         ----------
               ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
   232,400     Federated Investors, Inc. "B"                                  6,737
                                                                         ----------
               AUTO PARTS & EQUIPMENT (0.2%)
    45,600     Lear Corp.                                                     2,459
                                                                         ----------
               BIOTECHNOLOGY (1.0%)
   135,800     Genzyme Corp.*                                                 7,126
   116,500     Gilead Sciences, Inc.*                                         4,034
                                                                         ----------
                                                                             11,160
                                                                         ----------
               CASINOS & GAMING (0.2%)
    39,700     Harrah's Entertainment, Inc.                                   2,323
                                                                         ----------
               COMMUNICATIONS EQUIPMENT (3.0%)
   750,800     Cisco Systems, Inc.*                                          14,423
   336,100     Corning, Inc.*                                                 3,848
   505,600     Motorola, Inc.                                                 8,727
   376,800     Polycom, Inc.*                                                 7,781
                                                                         ----------
                                                                             34,779
                                                                         ----------
               COMPUTER HARDWARE (1.2%)
   391,500     Dell, Inc.*                                                   13,726
                                                                         ----------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                             MARKET
    NUMBER                                                                    VALUE
 OF SHARES     SECURITY                                                       (000)
-----------------------------------------------------------------------------------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
   132,600     SanDisk Corp.*(b)                                         $    2,767
                                                                         ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    62,900     Caterpillar, Inc.                                              5,066
                                                                         ----------
               CONSUMER FINANCE (0.6%)
   133,700     American Express Co.                                           7,096
                                                                         ----------
               DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
    59,100     DST Systems, Inc.*(b)                                          2,651
   384,200     First Data Corp.                                              15,860
                                                                         ----------
                                                                             18,511
                                                                         ----------
               DISTILLERS & VINTNERS (0.2%)
    60,600     Constellation Brands, Inc. "A"*                                2,377
                                                                         ----------
               DIVERSIFIED BANKS (3.0%)
   778,608     Bank of America Corp.                                         34,874
                                                                         ----------
               DIVERSIFIED CHEMICALS (1.2%)
   312,300     Du Pont (E.I.) De Nemours & Co.                               13,388
                                                                         ----------
               DIVERSIFIED COMMERCIAL SERVICES (1.4%)
   388,700     ARAMARK Corp. "B"                                              8,765
   193,900     ITT Educational Services, Inc.*                                7,370
                                                                         ----------
                                                                             16,135
                                                                         ----------
               ELECTRIC UTILITIES (0.9%)
   340,300     Southern Co., Inc.                                            10,750
                                                                         ----------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)(i)
    10,000     Benchmark Electronics, Inc.*                                     340
                                                                         ----------
               ENVIRONMENTAL SERVICES (0.1%)
    36,300     Waste Connections, Inc.*                                       1,144
                                                                         ----------
               GOLD (0.3%)
    98,100     Freeport-McMoRan Copper & Gold, Inc. "B"                       3,553
                                                                         ----------
               HEALTH CARE EQUIPMENT (2.9%)
   169,800     Diagnostic Products Corp.(b)                                   7,497
   114,300     Fisher Scientific International, Inc.*                         6,556
   332,600     Medtronic, Inc.                                               16,999
    82,200     Viasys Healthcare, Inc.*                                       1,405
    32,800     Waters Corp.*                                                  1,354
                                                                         ----------
                                                                             33,811
                                                                         ----------
               HEALTH CARE FACILITIES (0.7%)
   437,700     Odyssey Healthcare, Inc.*(b)                                   3,379
   141,800     Triad Hospitals, Inc.*                                         4,684
                                                                         ----------
                                                                              8,063
                                                                         ----------
               HEALTH CARE SERVICES (0.1%)
    80,900     Dendrite International, Inc.*                                  1,185
                                                                         ----------

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                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                             MARKET
    NUMBER                                                                    VALUE
 OF SHARES     SECURITY                                                       (000)
-----------------------------------------------------------------------------------
               HEALTH CARE SUPPLIES (0.5%)
    38,100     Cooper Companies, Inc.                                    $    2,680
    90,300     Edwards Lifesciences Corp.*                                    3,087
                                                                         ----------
                                                                              5,767
                                                                         ----------
               HOME ENTERTAINMENT SOFTWARE (0.3%)
    66,700     Electronic Arts, Inc.*(b)                                      2,996
                                                                         ----------
               HOME IMPROVEMENT RETAIL (1.6%)
   334,600     Lowe's Companies, Inc.                                        18,831
                                                                         ----------
               HOMEBUILDING (0.6%)
   211,500     D.R. Horton, Inc.                                              6,345
                                                                         ----------
               HOUSEHOLD PRODUCTS (0.8%)
   182,000     Procter & Gamble Co.                                           9,315
                                                                         ----------
               HOUSEWARES & SPECIALTIES (0.2%)
   101,700     The Yankee Candle Co., Inc.*                                   2,817
                                                                         ----------
               HYPERMARKETS & SUPER CENTERS (1.0%)
   208,400     Wal-Mart Stores, Inc.                                         11,237
                                                                         ----------
               INDUSTRIAL CONGLOMERATES (4.3%)
   939,300     General Electric Co.                                          32,049
   552,400     Tyco International Ltd. (Bermuda)                             17,207
                                                                         ----------
                                                                             49,256
                                                                         ----------
               INDUSTRIAL GASES (1.0%)
   216,400     Air Products & Chemicals, Inc.                                11,508
                                                                         ----------
               INDUSTRIAL MACHINERY (1.0%)
   174,300     Ingersoll-Rand Co. Ltd. "A"                                   11,929
                                                                         ----------
               INSURANCE BROKERS (0.6%)
   252,800     Arthur J. Gallagher & Co.                                      7,104
                                                                         ----------
               INTEGRATED OIL & GAS (3.7%)
   192,400     ConocoPhillips                                                16,221
   541,800     Exxon Mobil Corp.                                             26,668
                                                                         ----------
                                                                             42,889
                                                                         ----------
               INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
   525,100     Sprint Corp. - FON Group                                      11,001
                                                                         ----------
               INTERNET SOFTWARE & SERVICES (1.5%)
   301,400     VeriSign, Inc.*                                                8,087
   268,500     Yahoo!, Inc.*                                                  9,717
                                                                         ----------
                                                                             17,804
                                                                         ----------
               INVESTMENT BANKING & BROKERAGE (2.3%)
   648,100     E-Trade Group, Inc.*                                           8,360
   326,800     Merrill Lynch & Co., Inc.                                     17,628
                                                                         ----------
                                                                             25,988
                                                                         ----------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                             MARKET
    NUMBER                                                                    VALUE
 OF SHARES     SECURITY                                                       (000)
-----------------------------------------------------------------------------------
               MANAGED HEALTH CARE (1.0%)
    89,200     Coventry Health Care, Inc.*                               $    3,648
   143,800     Health Net, Inc.*                                              3,489
   117,800     Pacificare Health Systems, Inc. "A"*                           4,196
                                                                         ----------
                                                                             11,333
                                                                         ----------
               METAL & GLASS CONTAINERS (1.3%)
   614,200     Pactiv Corp.*                                                 14,550
                                                                         ----------
               MOVIES & ENTERTAINMENT (2.2%)
 1,551,100     Time Warner, Inc.*                                            25,810
                                                                         ----------
               MULTI-LINE INSURANCE (1.7%)
   321,700     American International Group, Inc.                            19,530
                                                                         ----------
               MULTI-UTILITIES & UNREGULATED POWER (0.3%)
    55,000     Dominion Resources, Inc.                                       3,538
                                                                         ----------
               OIL & GAS DRILLING (0.9%)
   166,100     Ensco International, Inc.                                      5,074
   175,100     GlobalSantaFe Corp. (Cayman Islands)                           5,166
                                                                         ----------
                                                                             10,240
                                                                         ----------
               OIL & GAS EQUIPMENT & SERVICES (1.2%)
   217,800     Schlumberger Ltd. (Netherlands)                               13,708
                                                                         ----------
               OIL & GAS EXPLORATION & PRODUCTION (2.4%)
   298,400     Apache Corp.                                                  15,129
   595,200     Chesapeake Energy Corp.(b)                                     9,571
    93,100     XTO Energy, Inc.                                               3,107
                                                                         ----------
                                                                             27,807
                                                                         ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (3.4%)
   674,174     Citigroup, Inc.                                               29,913
   254,200     Principal Financial Group, Inc.                                9,599
                                                                         ----------
                                                                             39,512
                                                                         ----------
               PACKAGED FOODS & MEAT (0.4%)
   253,400     Hain Celestial Group, Inc.*                                    4,100
                                                                         ----------
               PAPER PRODUCTS (0.7%)
   203,500     International Paper Co.                                        7,837
                                                                         ----------
               PERSONAL PRODUCTS (1.3%)
   348,400     Gillette Co.                                                  14,452
                                                                         ----------
               PHARMACEUTICALS (7.8%)
   373,100     Abbott Laboratories                                           15,905
   242,200     Biovail Corp. (Canada)*                                        4,534
    50,500     Elan Corp. plc ADR* (Ireland)                                  1,303
   198,300     Eli Lilly & Co.                                               10,889
   221,400     King Pharmaceuticals, Inc.*                                    2,415
   884,500     Pfizer, Inc.                                                  25,606
   706,400     Schering-Plough Corp.                                         12,793
    66,700     Watson Pharmaceuticals, Inc.*                                  1,870
   369,800     Wyeth                                                         14,663
                                                                         ----------
                                                                             89,978
                                                                         ----------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                             MARKET
    NUMBER                                                                    VALUE
 OF SHARES     SECURITY                                                       (000)
-----------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (1.5%)
    80,700     Ambac Financial Group, Inc.                               $    6,299
   325,546     St. Paul Travelers Companies, Inc.                            11,056
                                                                         ----------
                                                                             17,355
                                                                         ----------
               RAILROADS (1.8%)
   474,400     CSX Corp.                                                     17,316
    93,200     Norfolk Southern Corp.                                         3,164
                                                                         ----------
                                                                             20,480
                                                                         ----------
               REGIONAL BANKS (0.7%)
   123,800     Zions Bancorp                                                  8,192
                                                                         ----------
               SEMICONDUCTOR EQUIPMENT (1.4%)
   395,900     Applied Materials, Inc.*                                       6,374
   115,500     Lam Research Corp.*                                            3,006
   185,600     Varian Semiconductor Equipment Associates, Inc.*               6,424
                                                                         ----------
                                                                             15,804
                                                                         ----------
               SEMICONDUCTORS (3.6%)
   243,700     Analog Devices, Inc.                                           9,811
   192,300     Fairchild Semiconductor International, Inc. "A"*               2,763
   552,000     Intel Corp.                                                   12,288
    74,000     International Rectifier Corp.*                                 2,942
   575,900     Texas Instruments, Inc.                                       14,081
                                                                         ----------
                                                                             41,885
                                                                         ----------
               SOFT DRINKS (1.2%)
   287,500     PepsiCo, Inc.                                                 14,254
                                                                         ----------
               SPECIALTY STORES (3.3%)
    11,600     Guitar Center, Inc.*                                             518
   415,100     Michaels Stores, Inc.                                         12,079
   144,800     O'Reilly Automotive, Inc.*                                     6,235
   183,600     Petco Animal Supplies, Inc.*                                   6,567
   146,300     PETsMART, Inc.                                                 4,679
   265,100     Staples, Inc.                                                  7,884
                                                                         ----------
                                                                             37,962
                                                                         ----------
               SYSTEMS SOFTWARE (3.6%)
 1,463,800     Microsoft Corp.                                               40,972
                                                                         ----------
               TECHNOLOGY DISTRIBUTORS (0.7%)
   100,000     CDW Corp.                                                      6,203
    87,300     Ingram Micro, Inc. "A"*                                        1,506
                                                                         ----------
                                                                              7,709
                                                                         ----------
               THRIFTS & MORTGAGE FINANCE (0.5%)
    79,200     Fannie Mae                                                     5,556
                                                                         ----------

               TOBACCO (1.1%)
   263,400     Altria Group, Inc.                                            12,764
                                                                         ----------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
    74,100     Fastenal Co.                                                   4,093
                                                                         ----------
               TRUCKING (0.4%)
    96,400     Yellow Roadway Corp.*(b)                                       4,626
                                                                         ----------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                             MARKET
    NUMBER                                                                    VALUE
 OF SHARES     SECURITY                                                       (000)
-----------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (1.2%)
   528,500     Nextel Communications, Inc. "A"*                          $   14,000
                                                                         ----------
               Total common stocks (cost: $962,411)                       1,103,498
                                                                         ----------
               EXCHANGE-TRADED FUNDS (2.3%)
               ----------------------------
   243,600     iShares Russell 2000 Growth Index Fund(b)                     14,616
   102,700     MidCap SPDR Trust Series 1(b)                                 11,318
                                                                         ----------
               Total exchange-traded funds (cost: $25,510)                   25,934
                                                                         ----------
               Total equity securities (cost: $987,921)                   1,129,432
                                                                         ----------

               MONEY MARKET INSTRUMENT (2.2%)

               MONEY MARKET FUND(c)
25,261,055     SSgA Prime Money Market Fund, 1.62% (cost: $25,261)           25,261
                                                                         ----------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (3.3%)(a)

               MONEY MARKET FUNDS (0.2%)(c)
 2,504,841     AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 1.73%                                             2,505
   320,417     Merrill Lynch Premier Institutional Fund, 1.70%                  320
                                                                         ----------
                                                                              2,825
                                                                         ----------
 PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENTS (2.7%)(d)
   $13,500     CS First Boston LLC, 1.84%, acquired on 10/29/2004 and
                 due 11/01/2004 at $13,500 (collateralized by $71,330
                 of Freddie Mac Notes(e)(+), 6.36%(f), due 6/17/2033;
                 and $2,690 of U.S. Treasury Bills, 1.72%, due
                 11/26/2004; combined market value $14,792 )                 13,500
     4,000     Deutsche Bank Securities, Inc., 1.84%, acquired on
                 10/29/2004 and due 11/01/2004 at $4,000
                 (collateralized by $3,114 of Government National
                  Mortgage Assoc. Notes(e), 6.11%, due 11/16/2021;
                 and $773 of Fannie Mae Notes(e)(+), 4.79%,
                 due 2/01/2034; combined market value $4,080)                 4,000
    10,000     Merrill Lynch Government Securities, Inc., 1.83%,
                 acquired on 10/29/2004 and due 11/01/2004 at $10,000
                 (collateralized by $10,245 of Fannie Mae Notes(e)(+),
                 1.99%, due 1/12/2005; market value $10,202)                 10,000
     3,000     Morgan Stanley & Co., Inc., 1.83%, acquired on
                 10/29/2004 and due 11/01/2004 at $3,000
                 (collateralized by $2,580 of Tennessee Valley Auth.
                 Bonds(e)(+), 6.79%, due 5/23/2012; market value $3,062)      3,000
                                                                         ----------
                                                                             30,500
                                                                         ----------
               CORPORATE BOND (0.4%)
     5,000     Monumental Global Funding II, Notes, 2.11%,
                 5/02/2005(g,h)                                               5,006
                                                                         ----------
               Total short-term investments purchased with cash
                 collateral from securities loaned (cost: $38,331)           38,331
                                                                         ----------

               TOTAL INVESTMENTS (COST: $1,051,513)                      $1,193,024
                                                                         ==========

 N O T E S
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           to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of October 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2004, were $168,187,000 and $26,676,000, respectively, resulting in net unrealized appreciation of $141,511,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,151,311,000 at October 31, 2004, and in, total, may not equal 100%. Investments in foreign securities were 3.6% of net assets at October 31, 2004.

         D. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

         E. SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and traded on the American Stock Exchange (AMEX).

         F. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

        (b) The security or a portion thereof was out on loan as of October 31, 2004. The aggregate fair market value of these securities as of October 31, 2004, was approximately $36,940,000.

        (c) Rate represents the money market fund annualized seven-day yield at October 31, 2004.

        (d) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity

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           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

             of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        (e) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issues by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (f) Zero-coupon security. Rate represents the effective yield at date of purchase.

        (g) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

        (h) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2004.

        (i)  Represents less than 0.1% of net assets.

        * Non-income-producing security for the 12 months preceding October 31, 2004.

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             DIRECTORS       Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       (800) 531-8181
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             (800) 531-8448

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       (800) 531-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
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[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                           INSURANCE o MEMBER SERVICES

48451-1204                                 (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-27-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-27-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    12-27-04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.